Accounts Receivable (Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable) (Detail)	Dec. 31, 2012	Dec. 31, 2011
AmerisourceBergen Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	68.00%	65.00%
Biogen Idec [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	32.00%	35.00%